Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Property, plant and equipment	R 41,348	R 41,507
Intangible assets	19	33
Restricted cash and investments	6,494	6,121
Investments in associates	165	111
Deferred tax assets	140	189
Other non-current assets	344	332
Derivative financial assets	453	269
Total non-current assets	48,963	48,562
Current assets
Inventories	3,603	3,265
Restricted cash and investments	39	41
Trade and other receivables	2,604	2,395
Derivative financial assets	558	110
Cash and cash equivalents	4,693	2,867
Total current assets	11,497	8,678
Total assets	60,460	57,240
Share capital and reserves
Attributable to equity holders of the parent company	40,774	34,757
Share capital and premium	32,934	32,934
Other reserves	5,602	6,778
Retained earnings/(accumulated loss)	2,238	(4,955)
Non-controlling interest	175	123
Total equity	40,949	34,880
Non-current liabilities
Deferred tax liabilities	2,951	2,294
Provision for environmental rehabilitation	5,155	5,473
Other provisions	526	633
Borrowings	1,785	5,592
Contingent consideration liability	850	589
Other non-current liabilities	276	337
Derivative financial liabilities	609	470
Streaming contract liability	0	105
Total non-current liabilities	12,152	15,493
Current liabilities
Other provisions	19	180
Borrowings	9	103
Trade and other payables	5,629	5,238
Contingent consideration liability	115	0
Derivative financial liabilities	1,502	1,061
Streaming contract liability	85	285
Total current liabilities	7,359	6,867
Total equity and liabilities	R 60,460	R 57,240